UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				 Washington, D.C. 20549

				      Form 13F

			        FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment	[ ]; Amendment Number: ______
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Old Mutual Capital, Inc.
Address:	4643 S. Ulster Street, 6th Floor
		Denver CO 80237

Form 13F File Number: 028-11581

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	James F. Lummanick
Title:	Chief Compliance Officer
Phone:	720.200.7600


Signature, Place, and Date of Signing:

/s/ James F. Lummanick		Denver, Colorado	November 10, 2009

The institutional investment manager filing this report also files this report with respect to its parent holding company Old Mutual (US) Holdings Inc. (Form 13F File No. 028-11931).

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

[X]	13F COMBINATION REPORT. (Check here if a portion of the holdings
	for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
--------------------	----------------------------------------
028-05990		Acadian Asset Management LLC
028-04895		Analytic Investors, LLC
028-12481		Ashfield Capital Partners, LLC
028-01006		Barrow Hanley Mewhinney & Strauss Inc.
028-02989	 	Clay Finlay LLC
028-10679		Clough Capital Partners, LP
028-10449		Columbus Circle Investors
028-11628		Copper Rock Capital Partners LLC
028-11912		Dwight Asset Management Company LLC
028-01666		Eagle Asset Management, Inc.
028-04321		Heitman Real Estate Securities LLC
028-01874		Munder Capital Management
028-04041		Thompson Siegel & Walmsley LLC
028-02924		Turner Investment Partners, Inc.

                                                         FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          1
Form 13F Information Table Entry Total:     29
Form 13F Information Table Value Total:     $99,613

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	028-11931		Old Mutual (US) Holdings, Inc.

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
  APPLE COMPUTER INC             COM              037833100     2551    13760 SH       DEFINED 01            13760        0        0
  ALLSTATE CORP                  COM              020002101     4475   146130 SH       DEFINED 01           146130        0        0
  BP AMOCO PLC                   ADS              055622104     1691    31760 SH       DEFINED 01            31760        0        0
  BERKSHIRE HATHAWAY - CL B      CL B             084670207     4951     1490 SH       DEFINED 01             1490        0        0
  COMCAST "A SPL"                CL A             20030N200     3990   248133 SH       DEFINED 01           248133        0        0
  CISCO SYSTEMS INC              COM              17275R102     3753   159410 SH       DEFINED 01           159410        0        0
  CVS CORP                       COM              126650100     4837   135340 SH       DEFINED 01           135340        0        0
  EL PASO CORP                   COM              28336L109     3855   373585 SH       DEFINED 01           373585        0        0
  EXELON CORPORATION             COM              30161N101     3771    76000 SH       DEFINED 01            76000        0        0
  GOOGLE INCORPORATED            COM              38259P508     2797     5640 SH       DEFINED 01             5640        0        0
  HALLIBURTON CO                 COM              406216101     3951   145670 SH       DEFINED 01           145670        0        0
  INTEL CORP                     COM              458140100     1963   100330 SH       DEFINED 01           100330        0        0
  JOHNSON & JOHNS                COM              478160104     5082    83460 SH       DEFINED 01            83460        0        0
  JPMORGAN CHASE & CO.           COM              46625H100     3895    88890 SH       DEFINED 01            88890        0        0
  MEDTRONIC                      COM              585055106     3858   104840 SH       DEFINED 01           104840        0        0
  METLIFE INC                    COM              59156R108     4467   117340 SH       DEFINED 01           117340        0        0
  MICROSOFT CORP                 COM              594918104     3663   141492 SH       DEFINED 01           141492        0        0
  MAXIM INTEGRATE                COM              57772K101     1098    60506 SH       DEFINED 01            60506        0        0
  NRG ENERGY INC                 COM              629377508     2898   102790 SH       DEFINED 01           102790        0        0
  PEPSICO INC                    COM              713448108     4174    71160 SH       DEFINED 01            71160        0        0
  SCHERING-PLOUGH                COM              806605101     3040   107610 SH       DEFINED 01           107610        0        0
  SAFEWAY INC.                   COM              786514208     2833   143680 SH       DEFINED 01           143680        0        0
  TEXAS INSTRUMENTS INC          COM              882508104     2582   109000 SH       DEFINED 01           109000        0        0
  UNITEDHEALTH GROUP INC         COM              91324P102     3939   157310 SH       DEFINED 01           157310        0        0
  UNITED PARCEL SERVICES         CL B             911312106     2698    47770 SH       DEFINED 01            47770        0        0
  WYETH                          COM              983024100     4294    88400 SH       DEFINED 01            88400        0        0
  EXXON MOBIL COR                COM              30231G102     4605    67120 SH       DEFINED 01            67120        0        0
  ZIMMER HOLDINGS INC            COM              98956P102     3902    73000 SH       DEFINED 01            73000        0        0

S REPORT SUMMARY             28     DATA RECORDS          99613                 1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
